UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations – 71.5%
Canadian Dollar – 1.9%
Government of Canada
CAD	3,600,000	6.00%	06/01/2008	$3,165,459
	930,000	5.00	06/01/2014	823,594
	2,500,000	5.75	06/01/2029	2,483,129

				6,472,182

Danish Krone – 1.1%
Kingdom of Denmark
DKK	20,000,000	6.00	11/15/2009	3,702,110

Euro Currency – 43.6%
Federal Republic of Germany
EUR	7,800,000	5.25	01/04/2008	10,097,965
	20,100,000	3.75	01/04/2015	25,405,307
	500,000	6.25	01/04/2024	818,849
	3,900,000	4.75	07/04/2028	5,463,753
	4,850,000	5.50	01/04/2031	7,580,874
Government of France
	7,300,000	5.25	04/25/2008	9,511,784
	20,750,000	5.50	04/25/2010	28,326,713
	12,750,000	5.00	04/25/2012	17,415,835
	3,400,000	3.50	04/25/2015	4,200,994
	1,800,000	8.50	10/25/2019	3,408,133
	2,150,000	5.75	10/25/2032	3,486,305
Kingdom of Spain
	3,000,000	6.00	01/31/2008	3,956,201
	2,950,000	4.20	07/30/2013	3,853,936
	800,000	5.75	07/30/2032	1,295,720
Kingdom of The Netherlands
	2,850,000	3.75	07/15/2009	3,614,000
	1,800,000	4.25	07/15/2013	2,355,973
Republic of Italy
	3,200,000	6.75	07/01/2007	4,202,605
	3,650,000	5.50	11/01/2010	5,002,243
	5,000,000	6.00	05/01/2031	8,023,100

				148,020,290

Great Britain Pound – 3.8%
United Kingdom Treasury
GBP	1,500,000	5.00	03/07/2008	2,690,369
	850,000	4.75	06/07/2010	1,528,144
	40,000	8.00	09/27/2013	88,186
	2,530,000	5.00	09/07/2014	4,677,379
	1,300,000	8.75	08/25/2017	3,231,004
	350,001	4.25	06/07/2032	609,054

				12,824,136

Hungarian Forint – 2.0%
Government of Hungary
HUF	420,000,000	9.00	04/12/2007	2,163,456
	886,000,000	9.25	10/12/2007	4,640,055

				6,803,511

Israeli Shekel – 0.4%
Government of Israel
ILS	5,300,000	7.50	03/31/2014	1,281,332

Japanese Yen – 16.6%
Government of Japan
JPY	3,295,000,000	0.90	12/22/2008	29,917,310

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Foreign Sovereign Debt Obligations – (continued)
Japanese Yen – (continued)
JPY	785,000,000	1.30%	06/20/2012	$7,198,469
	1,140,000,000	1.30	06/20/2015	10,134,719
	1,040,000,000	1.90	03/20/2024	9,250,621

				56,501,119

Mexican Peso – 1.3%
United Mexican States
MXN	49,400,000	8.00	12/19/2013	4,316,393

Swedish Krona – 0.5%
Kingdom of Sweden
SEK	11,000,000	6.75	05/05/2014	1,824,753

United States Dollar – 0.3%
United Mexican States
	$800,000	7.50	04/08/2033	917,200

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$242,663,026

Corporate Bonds – 13.7%
Banks – 3.7%
Banca Popolare di Bergamo Capital Trust(a)(c)
EUR	1,180,000	8.36%	02/15/2011	$1,757,175
Bank of America Corp.
	$150,000	7.25	10/15/2025	183,427
BCI US Funding Trust II(a)(c)
EUR	870,000	3.72	07/15/2008	1,075,928
Citicorp
	$100,000	7.20	06/15/2007	104,889
DEM	4,500,000	6.25	09/19/2009	3,114,638
Citigroup, Inc.
	$1,250,000	6.75	12/01/2005	1,262,600
Credit Suisse First Boston London(a)(b)(c)
	1,330,000	7.90	05/01/2007	1,404,460
HBOS PLC(a)(c)
EUR	1,220,000	6.05	11/23/2011	1,691,795
Merita Bank Ltd.
	$1,010,000	6.50	04/01/2009	1,071,390
MIZUHO Financial Group (Cayman)(b)
	440,000	5.79	04/15/2014	457,944
National Westminster Bank PLC(a)(c)
	370,000	7.75	10/16/2007	393,718

				12,517,964

Basic Industry – 0.2%
Lubrizol Corp.
	640,000	4.63	10/01/2009	631,636

Capital Goods – 0.7%
Bombardier, Inc.(b)
	250,000	6.30	05/01/2014	235,000
	360,000	7.45	05/01/2034	313,200

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Tyco International Group SA
EUR	1,440,000	6.13%	04/04/2007	$1,841,955

				2,390,155

Consumer Cyclicals – 0.6%
Ford Motor Credit Co.
	$530,000	6.88	02/01/2006	535,259
General Motors Acceptance Corp.
EUR	450,000	7.00	11/15/2005	551,611
	230,000	4.00	02/09/2006	279,848
	520,000	5.75	02/14/2006	638,088

				2,004,806

Consumer Noncyclical – 0.5%
Imperial Tobacco Finance PLC
	250,000	6.25	06/06/2007	323,217
Imperial Tobacco Overseas BV
	$1,410,000	7.13	04/01/2009	1,509,080

				1,832,297

Electric – 1.2%
FirstEnergy Corp.
	170,000	5.50	11/15/2006	172,102
NGG Finance PLC
EUR	1,520,000	5.25	08/23/2006	1,897,212
TXU Corp.(b)
	$2,060,000	4.80	11/15/2009	2,018,825

				4,088,139

Energy – 0.2%
Amerada Hess Corp.
	540,000	7.13	03/15/2033	630,347

Financial Companies – 2.2%
Countrywide Home Loan MTN
	710,000	4.25	12/19/2007	704,397
Household Finance Corp.
EUR	940,000	6.25	09/21/2005	1,145,724
KFW International Finance, Inc.
JPY	600,000,000	2.05	09/21/2009	5,712,559

				7,562,680

Insurance – 0.8%
CNA Financial Corp.
	$420,000	6.60	12/15/2008	440,956
Endurance Specialty Holdings Ltd.
	20,000	7.00	07/15/2034	22,080
Prudential Insurance Co. of America
	1,900,000	6.38	07/23/2006	1,934,910
SL Finance PLC(c)
EUR	290,000	6.38	07/12/2022	403,790

				2,801,736

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds – (continued)
Telecommunications – 3.6%
AT&T Corp.(c)
EUR	770,000	7.75%	11/21/2006	$984,658
Bell Atlantic New Jersey, Inc.
	$65,000	8.00	06/01/2022	78,382
British Telecommunications PLC(c)
	570,000	8.13	12/15/2010	666,058
EUR	180,000	7.13	02/15/2011	261,201
Clear Channel Communications, Inc.
	$900,000	8.00	11/01/2008	964,452
Comcast Cable Communications
	1,900,000	8.38	05/01/2007	2,021,844
Comcast Cable Communications Holdings, Inc.
	360,000	9.46	11/15/2022	499,892
Cox Communications, Inc.
	1,460,000	4.63	01/15/2010	1,435,230
Deutsche Telekom International Finance BV(c)
	230,000	8.75	06/15/2030	307,837
Olivetti Finance NV
EUR	1,770,000	5.88	01/24/2008	2,303,157
Sprint Capital Corp.
	$1,260,000	4.78	08/17/2006	1,264,316
Verizon Global Funding Corp.
	1,380,000	6.13	06/15/2007	1,422,610

				12,209,637

TOTAL CORPORATE BONDS				$46,669,397

Asset-Backed Securities(c) – 1.8%
Mortgage – 1.8%
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
	$2,461,955	3.69%	12/15/2033	$2,466,572
First Horizon ABS Trust Series 2004-HE3, Class A
	$2,239,094	3.75	10/25/2034	2,245,580
Fremont Home Loan Trust Series 2004-4, Class 2A2
	$1,360,000	3.74	03/25/2035	1,361,360

				6,073,512

TOTAL ASSET-BACKED SECURITIES				$6,073,512

Mortgage-Backed Obligations(c) – 1.1%
Home Equity – 1.1%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$1,005,891	3.83%	10/25/2034	$1,008,234

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations – (continued)
Home Equity – (continued)
Sequoia Mortgage Trust Series 2004-10, Class A3A
$2,777,977	3.66%	11/20/2034	$2,773,141

			3,781,375

TOTAL MORTGAGE-BACKED OBLIGATIONS			$3,781,375

Shares	Description		Value
U.S. Government Agency Obligations – 4.2%
Federal Home Loan Bank
$12,000,000	3.75%	09/28/2006	$11,928,720
Federal Home Loan Mortgage Corp.
850,000	3.55	11/15/2007	834,032
Federal National Mortgage Association
1,450,000	3.55	11/16/2007	1,428,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$14,191,066

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations – 2.1%
United States Treasury Bonds
$3,670,000	6.25%	05/15/2030	$4,613,018
United States Treasury Notes
2,650,000	4.00	02/15/2015	2,589,235

TOTAL U.S. TREASURY OBLIGATIONS			$7,202,253

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased* – 0.1%
Cross Currency Option
Call MXN 81,538,000
Put JPY 900,994,900	11.05	11/14/2005	$13,851
Cross Currency Option
Call MXN 88,776,000
Put JPY 949,903,200	10.70	11/29/2005	50,437
Cross Currency Option
Call MXN 89,045,000
Put JPY 912,711,250	10.25	11/14/2005	183,199
Cross Currency Option
Put USD 2,054,000
Call CHF 2,649,660	1.29	08/02/2005	4,129

TOTAL OPTIONS PURCHASED			$251,616

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Short-Term Obligation – 4.0%
State Street Bank & Trust Euro — Time Deposit
13,675,000	3.13%	08/01/2005	$13,675,000

TOTAL INVESTMENTS — 98.5%			$334,507,245

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Perpetual Maturity. Maturity date presented represents the next call date.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities have been determined to be illiquid by the Investment Adviser. Total market value of illiquid Rule 144A securities amounts to $ 4,429,429, which represents approximately 1.3% of net assets as of July 31, 2005.

(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

* The principal/option amount of each security is stated in the currency in which the bond/option is denominated. See below.

Currency Description
$	= U.S. Dollar
CAD	= Canadian Dollar
DEM	= German Mark
DKK	= Danish Krone
EUR	= Euro Currency
GBP	= Great Britain Pound
HUF	= Hungarian Forint
ILS	= Israeli Shekel
JPY	= Japanese Yen
MXN	= Mexican Peso
SEK	= Swedish Krona

Investment Abbreviation:
MTN	— Medium-Term Note

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which accurate market quotations are not readily available or are deemed inaccurate by the Fund’s investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

FOREIGN CURRENCY CONTRACTS — At July 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	09/21/2005	$7,683,000	$7,793,842	$110,842	$—
Australian Dollar	09/21/2005	24,233,629	24,033,693	—	199,935
Canadian Dollar	09/21/2005	10,252,861	10,498,841	245,981	—
Canadian Dollar	09/21/2005	7,675,000	7,614,149	—	60,851
Chilean Peso	08/08/2005	538,000	552,597	14,597	—
Chilean Peso	08/22/2005	1,104,544	1,156,989	52,445	—
Chilean Peso	09/08/2005	494,947	511,703	16,756	—
Chilean Peso	10/11/2005	494,158	510,845	16,686	—
Czech Koruna	09/21/2005	2,459,919	2,387,057	—	72,863
Euro	09/21/2005	18,381,201	18,531,522	150,322	—
Euro	09/21/2005	20,269,243	20,018,260	—	250,983
Great Britain Pound	09/21/2005	10,059,788	10,151,681	91,893	—
Great Britain Pound	09/21/2005	15,214,735	14,813,287	—	401,447
Hungarian Forint	09/21/2005	476,089	477,549	1,460	—
Iceland Krona	09/21/2005	1,403,613	1,420,450	16,837	—
Israeli Shekel	09/21/2005	4,048,385	3,966,758	—	81,626
Japanese Yen	09/21/2005	1,188,000	1,188,948	948	—
Japanese Yen	09/21/2005	23,018,779	22,662,965	—	355,815
Mexican Peso	09/21/2005	11,116,906	11,406,598	289,691	—
Norwegian Krone	09/21/2005	7,618,000	7,680,576	62,576	—
Norwegian Krone	09/21/2005	25,097,223	24,768,530	—	328,693
Polish Zloty	09/08/2005	4,016,598	4,114,946	98,348	—
Polish Zloty	09/21/2005	2,112,193	2,098,529	—	13,664
Russian Ruble	08/05/2005	734,343	720,888	—	13,454
Russian Ruble	08/18/2005	915,508	894,748	—	20,760
Russian Ruble	08/22/2005	546,682	548,021	1,339	—
Russian Ruble	10/13/2005	1,023,000	1,022,091	—	909
Russian Ruble	12/13/2005	251,273	246,216	—	5,057
Singapore Dollar	09/21/2005	4,544,000	4,608,340	64,340	—
Singapore Dollar	09/21/2005	9,273,527	9,231,862	—	41,665
Slovakian Koruna	09/21/2005	2,288,222	2,202,596	—	85,627
South African Rand	09/21/2005	1,457,010	1,488,771	31,761	—
South African Rand	09/21/2005	580,655	580,105	—	549
South Korean Won	08/03/2005	1,631,000	1,589,148	—	41,852
South Korean Won	08/16/2005	353,000	356,378	3,378	—
South Korean Won	08/23/2005	656,000	662,956	6,956	—
South Korean Won	08/23/2005	1,462,000	1,433,287	—	28,713
South Korean Won	10/05/2005	1,030,945	1,029,141	—	1,804
South Korean Won	10/26/2005	722,931	720,690	—	2,241
South Korean Won	11/01/2005	763,000	763,491	491	—
Swedish Krona	09/21/2005	3,801,000	3,847,720	46,720	—
Swedish Krona	09/21/2005	7,796,104	7,303,680	—	492,424
Swiss Franc	08/02/2005	514,000	515,982	1,982	—
Swiss Franc	09/21/2005	3,838,000	3,850,475	12,475	—
Swiss Franc	09/21/2005	6,154,422	6,011,697	—	142,726
Taiwan Dollar	08/23/2005	206,979	201,204	—	5,775
Taiwan Dollar	09/02/2005	1,075,786	1,047,795	—	27,990
Taiwan Dollar	09/06/2005	1,844,759	1,805,232	—	39,527
Taiwan Dollar	10/11/2005	512,000	511,817	—	183
Taiwan Dollar	10/13/2005	505,000	504,891	—	109
Taiwan Dollar	10/18/2005	509,000	507,090	—	1,910
Taiwan Dollar	10/28/2005	507,000	505,279	—	1,721

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Thailand Baht	08/08/2005	503,000	510,591	7,591	—
Thailand Baht	08/16/2005	202,917	191,643	—	11,275
Thailand Baht	08/19/2005	1,415,076	1,349,067	—	66,009
Thailand Baht	09/02/2005	540,000	532,080	—	7,920
Thailand Baht	09/06/2005	511,248	512,651	1,402	—
Yuan Renminbi	08/09/2005	1,101,000	1,110,868	9,868	—
Yuan Renminbi	08/09/2005	1,578,000	1,572,586	—	5,414

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		260,305,198	258,851,392	1,357,685	2,811,491

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	09/21/2005	$6,163,522	$6,038,113	$125,409	$—
Australian Dollar	09/21/2005	16,027,014	16,184,039	—	157,024
Canadian Dollar	09/21/2005	20,696,926	21,211,974	—	515,049
Canadian Dollar	10/07/2005	6,335,786	6,300,768	35,018	—
Chilean Peso	08/08/2005	500,203	528,500	—	28,297
Chilean Peso	08/22/2005	682,000	710,001	—	28,001
Chilean Peso	09/08/2005	490,000	511,703	—	21,703
Chilean Peso	10/11/2005	490,000	510,845	—	20,845
Danish Krone	09/22/2005	3,856,844	3,856,107	737	—
Euro	08/25/2005	168,744,513	169,907,428	—	1,162,914
Euro	09/21/2005	38,560,767	37,456,378	1,104,390	—
Euro	09/21/2005	18,509,595	18,552,516	—	42,919
Great Britain Pound	09/20/2005	12,634,876	12,721,704	—	86,829
Great Britain Pound	09/21/2005	13,003,567	12,590,694	412,872	—
Great Britain Pound	09/21/2005	10,075,264	10,216,823	—	141,560
Hungarian Forint	09/14/2005	6,925,403	7,047,443	—	122,040
Israeli Shekel	09/21/2005	2,091,836	2,072,421	19,414	—
Israeli Shekel	09/21/2005	1,411,000	1,435,162	—	24,162
Israeli Shekel	10/21/2005	1,346,922	1,363,524	—	16,602
Japanese Yen	08/24/2005	63,139,447	62,743,270	396,177	—
Japanese Yen	09/21/2005	14,359,570	13,840,086	519,483	—
Japanese Yen	09/21/2005	10,311,500	10,367,219	—	55,720
Mexican Peso	09/21/2005	11,476,628	11,722,811	—	246,184
Mexican Peso	10/14/2005	4,112,996	4,156,418	—	43,422
Norwegian Krone	09/21/2005	4,132,000	4,114,086	17,914	—
Norwegian Krone	09/21/2005	7,914,000	8,060,593	—	146,593
Polish Zloty	09/08/2005	3,901,299	3,909,934	—	8,635
Polish Zloty	09/21/2005	786,000	785,267	734	—
Russian Ruble	08/05/2005	718,895	720,888	—	1,993
Russian Ruble	08/18/2005	550,945	547,899	3,046	—
Russian Ruble	08/18/2005	345,947	346,850	—	902
Russian Ruble	08/22/2005	551,000	548,021	2,979	—
Russian Ruble	12/13/2005	245,541	246,216	—	675
Singapore Dollar	09/21/2005	17,979,000	18,132,689	—	153,689
South African Rand	09/21/2005	1,611,298	1,676,736	—	65,437
South Korean Won	08/03/2005	1,620,000	1,590,824	29,176	—

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

South Korean Won	08/11/2005	86,505	84,417	2,088	—
South Korean Won	08/11/2005	158,000	158,241	—	241
South Korean Won	08/16/2005	1,035,160	1,008,648	26,512	—
South Korean Won	08/23/2005	1,091,000	1,077,384	13,616	—
South Korean Won	08/24/2005	504,000	504,780	—	780
South Korean Won	10/05/2005	506,000	505,745	255	—
Swedish Krona	09/21/2005	16,157,000	15,675,382	481,617	—
Swedish Krona	09/21/2005	11,489,000	11,611,285	—	122,285
Swedish Krona	09/26/2005	1,503,213	1,469,290	33,924	—
Swiss Franc	09/21/2005	19,660,201	18,978,765	681,436	—
Taiwan Dollar	08/08/2005	544,000	532,855	11,145	—
Taiwan Dollar	08/23/2005	275,000	271,891	3,109	—
Taiwan Dollar	09/02/2005	544,000	531,886	12,114	—
Taiwan Dollar	09/06/2005	1,276,638	1,249,440	27,198	—
Thailand Baht	08/08/2005	547,000	534,869	12,131	—
Thailand Baht	08/19/2005	512,000	517,608	—	5,608
Thailand Baht	09/02/2005	544,000	529,169	14,831	—
Thailand Baht	09/06/2005	545,000	532,498	12,502	—
Thailand Baht	09/08/2005	545,000	532,238	12,762	—
Thailand Baht	09/09/2005	545,000	532,239	12,761	—
Yuan Renminbi	08/09/2005	1,390,000	1,399,112	—	9,112

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$531,759,821	$530,963,692	$4,025,350	$3,229,221

				Unrealized
Open Forward Foreign Currency	Expiration	Purchase	Sale
Cross Contracts (Purchase/Sale)	Date	Current Value	Current Value	Gain	Loss

Euro/Czech Koruna	09/21/2005	$2,096,536	$2,083,600	$—	$12,936
	09/21/2005	2,083,600	2,100,807	17,207	—
Euro/Great Britain Pound	09/21/2005	5,503,434	5,560,845	57,411	—
Euro/Hungarian Forint	09/21/2005	1,738,104	1,698,255	—	38,849
Euro/Japanese Yen	09/21/2005	3,873,817	3,939,730	65,913	—
Euro/ Norwegian Krone	09/21/2005	1,604,030	1,622,761	18,731	—
	09/21/2005	1,622,761	1,605,833	—	16,928
Euro/Polish Zloty	09/21/2005	6,792,036	6,640,552	—	151,484
	09/21/2005	6,640,552	6,701,312	60,760	—
Euro/Slovakian Koruna	09/21/2005	2,040,118	2,055,292	15,174	—
Euro/Swedish Krona	09/21/2005	2,030,984	2,050,364	19,380	—
Great Britain Pound/Euro	09/21/2005	2,911,246	2,803,553	—	107,693
	09/21/2005	2,893,013	2,911,246	18,233	—
Hungarian Forint/Euro	09/21/2005	4,242,984	4,274,561	31,577	—
Iceland Krona/Euro	09/21/2005	1,413,715	1,424,911	11,196	—
Japanese Yen/Euro	09/21/2005	3,918,780	3,850,734	—	68,046
Japanese Yen/Mexican Peso	09/21/2005	677,518	681,542	4,024	—
	09/21/2005	686,144	677,518	—	8,626
Mexican Peso/Japanese Yen	09/21/2005	3,650,502	3,647,839	—	2,663
	09/21/2005	3,623,375	3,650,502	27,127	—
Norwegian Krone/Euro	09/21/2005	2,663,933	2,668,897	4,964	—
	09/21/2005	2,668,036	2,663,933	—	4,103
Polish Zloty/Euro	09/21/2005	3,056,834	3,019,010	—	37,824
	09/21/2005	3,026,667	3,056,834	30,167	—
Slovakian Koruna/Euro	09/21/2005	1,883,451	1,874,162	—	9,289

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	09/21/2005	1,878,641	1,883,451	4,810	—
Swedish Krona/Euro	09/21/2005	957,479	951,447	—	6,032
	09/21/2005	955,022	957,479	2,457	—

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE)		$77,133,312	$77,056,970	$389,131	$465,473

FUTURES CONTRACTS — At July 31, 2005 the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Deutsche Post Universal Stock Share	(226)	September 2005	$(46,665,469)	$208,171
Eurodollar	342	September 2005	82,101,375	(215,988)
Eurodollar	(313)	September 2006	(74,756,137)	253,250
Long Gilt	1	September 2005	198,480	(440)
S&P/RUIX Investment Index	(44)	September 2005	(6,532,440)	(51,307)
5 Year U.S. Treasury Notes	(390)	September 2005	(41,809,219)	263,438
10 Year Australian Bonds	9	September 2005	5,170,590	2,749
U.S. Long Bonds	138	September 2005	15,913,125	(167,156)

			$(66,379,695)	$292,717

SWAP CONTRACTS — At July 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

Interest Rate	Merrill Lynch International	CAD 10,200	07/15/2010	3 month LIBOR Floating	3.64%	$(7,210)

Interest Rate	Merrill Lynch International	CAD 10,300	07/16/2010	3 month LIBOR Floating	3.64%	(9,191)

Interest Rate	Merrill Lynch Capital Markets Bank Ltd. (Dublin)	CAD 11,500	10/25/2010	3 month LIBOR Floating	3.64%	28,531

Interest Rate	Merrill Lynch International	USD 6,600	07/19/2010	4.40%	3 month LIBOR Floating	(44,766)

Interest Rate	Merrill Lynch International	USD 6,600	07/19/2010	4.40%	3 month LIBOR Floating	(45,931)

Total						$(78,567)

LIBOR – London Interbank Offered Rate

WRITTEN OPTIONS — At July 31, 2005, the Fund had outstanding written options as follows:

	Exercise
Type	Rate	Expiration Date	Value

Cross Currency Option
Call MXN 89,045,000
Put JPY 912,711,250	10.25	11/14/2005	$(183,199)
(Proceeds $155,369)

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$334,460,326

Gross unrealized gain	5,158,901
Gross unrealized loss	(5,111,982)

Net unrealized security gain	$46,919

GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – 90.2%
Aerospace – 2.1%
Aero Invest 1 S.A. (CCC+)(a)(b)
EUR	2,000,000	10.68%		03/01/2015	$2,441,633
Argo-Tech Corp. (B/B3)
	$3,000,000	9.25		06/01/2011	3,270,000
Aspropulsion Capital B.V. (CCC+)
EUR	5,000,000	9.63		10/01/2013	6,910,967
BE Aerospace, Inc. (B+/B3)
	$1,000,000	8.50		10/01/2010	1,102,500
BE Aerospace, Inc. (B-/Caa2)
	1,000,000	8.00		03/01/2008	1,000,000
	2,000,000	8.88		05/01/2011	2,135,000
K&F Acquisition, Inc. (B-/Caa1)
	7,000,000	7.75		11/15/2014	7,175,000
K&F Parent, Inc. (B-/Caa2)(a)(b)(c)
	1,000,000	11.50		02/01/2007	1,060,000
MTU Aero Engines (B+/Ba3)
EUR	3,000,000	8.25		04/01/2014	4,073,833
Sequa Corp. (BB-/B1)
	$4,000,000	9.00		08/01/2009	4,440,000
Standard Aero Holdings, Inc. (B-/Caa1)(a)
	3,000,000	8.25		09/01/2014	3,165,000
TD Funding Corp. (B-/B3)
	4,000,000	8.38		07/15/2011	4,230,000
Vought Aircraft Industries, Inc. (B-/B2)
	2,000,000	8.00		07/15/2011	1,985,000

					42,988,933

Airlines – 0.2%
Continental Airlines, Inc. (B/B3)
	3,000,000	7.57		12/01/2006	2,759,604
Delta Air Lines, Inc. (C/Caa2)
	1,125,000	10.00		08/15/2008	326,250
Northwest Airlines Corp. (CCC-/Caa3)
	3,000,000	10.00		02/01/2009	1,440,000

					4,525,854

Automotive – 3.9%
Accuride Corp. (B-/B3)
	3,000,000	8.50		02/01/2015	3,112,500
Advanced Accesory Systems (CCC-/B3)
	3,000,000	10.75		06/15/2011	2,505,000
Affinia Group, Inc. (B/Caa1)(a)
	3,500,000	9.00		11/30/2014	2,800,000
Dana Corp. (BBB-/Ba2)
	1,000,000	9.00		08/15/2011	1,076,441
Delco Remy International, Inc. (CCC/Caa1)
	1,000,000	9.38	(c)	04/15/2008	825,000
	3,250,000	11.00		05/01/2009	3,006,250
Federal-Mogul Corp.(d)
	2,375,000	7.50		01/15/2009	647,187
Foamex LP (CCC-/Caa2)
	2,500,000	10.75		04/01/2009	2,175,000
General Motors Acceptance Corp. (BB/Baa2)
	2,000,000	7.25		03/02/2011	1,956,440
	8,000,000	6.88		09/15/2011	7,762,720

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Automotive – (continued)
	$2,500,000	8.00%		11/01/2031	$2,413,300
Keystone Automotive Operations, Inc. (B-/B3)
	4,000,000	9.75		11/01/2013	4,080,000
LucasVarity PLC
GBP	3,400,000	10.88		07/10/2020	7,170,802
Navistar International Corp. (BB-/Ba3)
	$2,750,000	9.38		06/01/2006	2,860,000
Schefenacker AG (CCC/Caa1)
EUR	2,750,000	9.50		02/11/2014	2,233,940
Stoneridge, Inc. (B+/B1)
	$2,000,000	11.50		05/01/2012	2,120,000
Teksid Aluminium (CCC-/Caa1)
EUR	3,000,000	11.38		07/15/2011	3,019,002
Tenneco Automotive, Inc. (B-/B2)
	$2,000,000	10.25		07/15/2013	2,280,000
Tenneco Automotive, Inc. (B-/B3)
	1,750,000	8.63		11/15/2014	1,828,750
The Goodyear Tire & Rubber Co. (B-/B3)
	3,000,000	11.00	(c)	03/01/2008	3,397,500
	5,000,000	7.86		08/15/2011	5,050,000
	2,750,000	9.00	(a)	07/01/2015	2,805,000
TRW Automotive, Inc. (BB-/B1)
	3,250,000	11.00		02/15/2013	3,778,125
EUR	3,513,000	11.75		02/15/2013	5,068,613
TRW Automotive, Inc. (BB-/BA3)
	$1,250,000	9.38		02/15/2013	1,403,125
United Components, Inc. (B/B3)
	5,500,000	9.38		06/15/2013	5,665,000

					81,039,695

Building Materials – 4.5%
ACIH, Inc. (CCC-/Caa1)(a)(e)
	2,125,000	0.00/11.50		12/15/2012	1,296,250
Associated Materials, Inc. (CCC+/Caa2)(e)
	9,000,000	0.00/11.25		03/01/2014	5,647,500
Carmeuse Lime B.V. (B+/Ba3)
EUR	5,625,000	10.75		07/15/2012	7,877,139
Culligan Finance Corp. B.V. (B-/B3)(c)
	2,875,000	8.00		10/01/2009	3,747,230
FIMEP/Legrand S.A. (BB-/B1)
	$9,750,000	10.50		02/15/2013	11,212,500
EUR	4,750,000	11.00		02/15/2013	6,889,371
Goodman Global Holding Company, Inc. (B-/Caa1)(a)
	$6,500,000	7.88		12/15/2012	6,215,625
Grohe Holdings (B-/B3)
EUR	13,500,000	8.63		10/01/2014	15,672,437
Heating Finance PLC (B/B2)(c)
GBP	1,750,000	7.88		04/01/2008	2,891,169
Interface, Inc. (CCC/Caa3)
	$2,000,000	9.50		02/01/2014	2,060,000
Jacuzzi Brands, Inc. (B/B3)
	3,000,000	9.63		07/01/2010	3,300,000
Legrand S.A. (BB-/BA3)
	5,050,000	8.50		02/15/2025	6,085,250

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds – (continued)
Building Materials – (continued)
Nortek, Inc. (CCC+/Caa1)(c)
	$10,250,000	8.50%	09/01/2009	$9,904,062
NTK Holdings, Inc. (CCC+/Caa2)(a)(e)
	2,875,000	0.00/10.75	09/01/2014	1,624,375
RMCC Acquisition Co. (CCC+/Caa1)(a)
	1,625,000	9.50	11/01/2012	1,612,812
Texas Industries, Inc. (BB-/Ba3)(a)
	500,000	7.25	07/15/2013	527,500
USG Corp.(d)
	2,000,000	8.50	08/01/2005	2,600,000
	1,500,000	9.25	09/15/2049	1,972,500
Werner Holdings Co., Inc. (CCC-/Caa2)
	3,000,000	10.00	11/15/2007	2,092,500

				93,228,220

Capital Goods – 3.2%
Altra Industrial Motion, Inc. (CCC+/B3)(a)
	2,250,000	9.00	12/01/2011	2,126,250
Briggs & Stratton Corp. (BBB-/Ba1)
	2,500,000	8.88	03/15/2011	2,875,000
Coleman Cable, Inc. (B-/B3)(a)
	750,000	9.88	10/01/2012	667,500
Columbus Mckinnon Corp. (B-/B3)
	2,750,000	10.00	08/01/2010	2,956,250
Dresser, Inc. (B-/B2)
	4,000,000	9.38	04/15/2011	4,200,000
Dresser-Rand Group, Inc. (B-/B3)(a)
	2,000,000	7.38	11/01/2014	2,090,000
Flender Holdings GMBH (B-/B2)
EUR	6,500,000	11.00	08/01/2010	9,417,709
Flowserve Corp. (B/B2)
	$2,250,000	12.25	08/15/2010	2,396,250
Flowserve Finance B.V. (B/B2)
EUR	953,000	12.25	08/15/2010	1,224,793
General Binding Corp. (B-/Caa1)
	$5,500,000	9.38	06/01/2008	5,555,000
General Cable Corp. (B/B2)
	2,500,000	9.50	11/15/2010	2,668,750
Luxfer Holdings PLC (CCC/Caa2)
GBP	250,000	10.13	05/01/2009	342,722
Metaldyne Corp. (CCC+/Caa2)
	$3,000,000	11.00	06/15/2012	2,220,000
Mueller Group, Inc. (B-/Caa1)
	750,000	10.00	05/01/2012	802,500
Mueller Holdings, Inc. (B-)(e)
	8,000,000	0.00/14.75	04/15/2014	5,850,000
NMHG Holding Co. (B+/B3)
	3,750,000	10.00	05/15/2009	3,993,750
Rexnord Corp. (B-/B3)
	11,250,000	10.13	12/15/2012	12,318,750
Terex Corp. (B/B3)
	1,000,000	10.38	04/01/2011	1,080,000
	2,000,000	9.25	07/15/2011	2,180,000

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds – (continued)
Capital Goods – (continued)
Thermadyne Holdings Corp.(d)
	$4,000,000	12.50%	06/01/2008	$—

				64,965,224

Chemicals – 7.0%
Avecia Group PLC (CC/Caa3)(a)
	54,000	11.00	07/01/2009	49,883
BCP Crystal Holdings Corp. (B-/B3)(c)
	650,000	9.63	06/15/2009	737,750
BCP Crystal Holdings Corp. (B-/Caa2)(e)
	650,000	0.00/10.00	10/01/2014	471,250
BCP Crystal Holdings Corp. Series B (B-/Caa2)(e)
	7,637,000	0.00/10.50	10/01/2014	5,498,640
Borden United States Finance/Nova Scotia (B-/B3)(a)
	2,750,000	9.00	07/15/2014	2,842,812
Compass Minerals International, Inc. (B-)(e)
	8,750,000	0.00/12.75	12/15/2007	7,656,250
Compass Minerals International, Inc. (B-/B3)(e)
	7,750,000	0.00/12.00	06/01/2008	6,471,250
Crompton Corp. (BB+/Ba1)(c)
	2,500,000	9.88	08/01/2008	2,875,000
Dynea International Oy (CCC/Caa2)
EUR	5,000,000	12.25	08/15/2010	6,062,252
Equistar Chemical/Funding (BB-/B2)
	$3,000,000	10.63	05/01/2011	3,345,000
Equistar Chemicals LP (BB-/B2)
	2,750,000	10.13	09/01/2008	3,045,625
	2,000,000	7.55	02/15/2026	1,865,000
Ethyl Corp. (B+/B2)
	4,250,000	8.88	05/01/2010	4,462,500
Hercules, Inc. (BB-/Ba2)
	2,500,000	11.13	11/15/2007	2,825,000
Huntsman Advanced Materials LLC (B/Ba3)
	5,000,000	11.00	07/15/2010	5,675,000
Huntsman ICI Chemicals (B3)
EUR	2,715,000	10.13	07/01/2009	3,390,557
Huntsman ICI Holdings LLC (B/B2)
	$2,000,000	9.88	03/01/2009	2,137,500
IMC Global, Inc. (B+/B1)
	26,000	7.63	11/01/2005	26,130
IMC Global, Inc. (BB/Ba3)
	4,500,000	10.88	08/01/2013	5,310,000
Invista (B+/B1)(a)
	5,000,000	9.25	05/01/2012	5,506,250
ISP Chemco, Inc. (BB-/B1)
	2,500,000	10.25	07/01/2011	2,706,250
Kraton Polymers LLC (B-/Caa1)(a)
	5,750,000	8.13	01/15/2014	5,577,500
LBC Luxembourg (CCC+/Caa1)
EUR	3,250,000	11.00	05/15/2014	4,354,213
Lucite International Finance PLC (B+/B2)
	4,500,000	10.25	05/15/2010	5,728,828

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Chemicals – (continued)
Lyondell Chemical Co. (BB-/B1)
	$1,500,000	9.50%		12/15/2008	$1,597,500
	4,000,000	10.50		06/01/2013	4,635,000
Polymer Holdings LLC (B-/Caa2)(a)(e)
	3,000,000	0.00/12.00		01/15/2009	2,055,000
PQ Corp. (B-/B3)(a)(c)
	3,000,000	7.50		02/15/2009	2,985,000
Resolution Performance Products Capital (B-/B3)
	1,000,000	9.50		04/15/2010	1,035,000
Rhodia S.A. (CCC+/B3)
EUR	2,000,000	8.00		06/01/2010	2,406,714
	$2,000,000	10.25		06/01/2010	2,155,000
Rhodia S.A. (CCC+/Caa1)
	3,500,000	8.88		06/01/2011	3,412,500
EUR	9,000,000	9.25		06/01/2011	10,830,213
Rockwood Specialties, Inc. (B-/B3)
	$5,000,000	10.63		05/15/2011	5,525,000
EUR	10,500,000	7.63	(a)	11/15/2014	12,921,690
United Agri Products, Inc. (B/B1)(c)
	$1,808,000	8.25		12/15/2011	1,898,400
Witco Corp. (Ba1)
	5,000,000	7.75		04/01/2023	5,000,000

					145,077,457

Conglomerates – 3.2%
ABB International Finance Ltd. (BB-/Ba2)
	2,500,000	4.63		05/16/2007	2,556,250
Blount, Inc. (B/B3)
	3,750,000	8.88		08/01/2012	4,087,500
Bombardier, Inc. (BB/Ba2)(a)
	5,000,000	6.75		05/01/2012	4,875,000
Britax Group PLC (B-/B3)
EUR	4,125,000	11.25		05/15/2011	5,526,501
	20,000,000	0.00	(f)	02/02/2012	6,741,224
Invensys PLC (B-/B3)
	$1,000,000	6.50		01/15/2010	880,000
	3,000,000	6.50	(a)	01/15/2010	2,632,500
	3,625,000	9.88	(a)	03/15/2011	3,552,500
Mark IV Industries, Inc. (B-/Caa1)
	10,007,000	7.50		09/01/2007	9,656,755
Noma Luxembourg S.A. (B-/B3)
EUR	2,000,000	9.75		07/15/2011	2,806,823
Park-Ohio Industries, Inc. (CCC+/Caa1)(a)
	$4,000,000	8.38		11/15/2014	3,750,000
Polypore International, Inc. (CCC+/Caa2)(e)
	3,250,000	0.00/10.50		10/01/2012	1,933,750
Polypore, Inc. (CCC+/Caa1)
EUR	4,250,000	8.75		05/15/2012	4,438,808
The Manitowoc Co., Inc. (B/B2)
	4,500,000	10.38		05/15/2011	5,974,349
Trimas Corp. (CCC+/B3)
	$7,250,000	9.88		06/15/2012	6,180,625

					65,592,585

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Consumer Cyclical Services – 2.4%
APCOA, Inc. (CCC+)
	$3,000,000	9.25%		03/15/2008	$2,940,000
Ashtead Holdings PLC (B/B2)
GBP	2,500,000	12.00		05/01/2014	5,009,016
	$1,000,000	8.63	(a)	08/01/2015	1,035,000
Brickman Group Ltd. (B/B2)
	2,000,000	11.75		12/15/2009	2,275,000
H&E Equipment Services LLC (B-/B3)
	2,250,000	11.13		06/15/2012	2,486,250
Interline Brands, Inc. (B/B3)
	3,250,000	11.50		05/15/2011	3,595,312
MSX International, Inc. (CCC/Ca)
	1,000,000	11.38		01/15/2008	640,000
MSX International, Inc. (CCC+/B3)
	1,000,000	11.00		10/15/2007	985,000
Ray Acquisition SCA (CCC+/Caa1)(a)(c)
EUR	14,500,000	9.38		03/16/2010	17,668,434
United Rentals North America, Inc. (B+/B3)
	$4,000,000	7.75		11/15/2013	3,900,000
	2,750,000	7.00		02/15/2014	2,591,875
Wesco Distribution, Inc. (B/B2)
	2,813,000	9.13		06/01/2008	2,855,195
Williams Scotsman, Inc. (B-/B3)
	2,750,000	9.88		06/01/2007	2,708,750

					48,689,832

Consumer Products – 4.3%
Ames True Temper (CCC/Caa1)
	3,250,000	10.00		07/15/2012	2,762,500
Bear Creek Corp. (B-/B3)(a)(c)
	2,750,000	9.00		03/01/2009	2,722,500
Bombardier Recreational Products, Inc. (B-/B3)
	6,000,000	8.38		12/15/2013	6,465,000
FTD Group, Inc. (B-/B3)
	2,194,000	7.75		02/15/2014	2,215,940
Jafra Cosmetics International, Inc. (B-/B3)
	1,303,000	10.75		05/15/2011	1,459,360
Johnsondiversey Holdings, Inc. (B/Caa1)(e)
	5,000,000	0.00/10.67		05/15/2013	3,575,000
Johnsondiversey, Inc. (B/B3)
	4,000,000	9.63		05/15/2012	4,421,403
Leiner Health Products, Inc. (CCC+/B3)(c)
	1,000,000	11.00		06/01/2008	960,000
Norcross Safety Products (B-/B3)
	4,250,000	9.88		08/15/2011	4,505,000
NSP Holdings (B-)(b)
	1,585,187	11.75		01/01/2012	1,541,594
Playtex Products, Inc. (CCC+/Caa2)
	6,500,000	9.38		06/01/2011	6,890,000
Prestige Brands, Inc. (CCC+/B3)
	2,100,000	9.25		04/15/2012	2,152,500
Reddy Ice Holdings, Inc. (B-/Caa1)(a)(e)
	3,500,000	0.00/10.50		11/01/2012	2,590,000

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Consumer Products – (continued)
Safilo Capital International S.A. (CCC+)
EUR	11,500,000	9.63%		05/15/2013	$15,337,498
Simmons Bedding Co. (B-/Caa2)(a)(e)
	$3,750,000	0.00/10.00		12/15/2014	1,987,500
Spectrum Brands, Inc. (B-/B3)
	10,500,000	7.38	(c)	02/01/2010	10,395,000
	2,000,000	8.50		10/01/2013	2,115,000
Texon International PLC
DEM	2,250,000	10.00		02/01/2010	278,962
Vertrue, Inc. (B/B2)
	$3,000,000	9.25		04/01/2014	3,037,500
Visant Corp. (B-/B3)(c)
	5,500,000	7.63		10/01/2008	5,596,250
Visant Holding Corp. (B-/Caa2)(e)
	4,750,000	0.00/10.25		12/01/2013	3,455,625
WH Holdings (B+/B2)
	3,600,000	9.50		04/01/2011	3,834,000

					88,298,132

Defense – 0.8%
Alliant Techsystems, Inc. (B/B2)
	1,500,000	8.50		05/15/2011	1,593,750
Heckler Koch GMBH (B/B1)
EUR	2,000,000	9.25		07/15/2011	2,752,262
L-3 Communications Corp. (BB+/Ba3)
	$3,500,000	6.13		01/15/2014	3,535,000
	8,500,000	6.38	(a)	10/15/2015	8,606,250

					16,487,262

Electric – 5.1%
AES Corp. (B-/B1)
	5,250,000	9.50		06/01/2009	5,840,625
	5,250,000	9.38		09/15/2010	5,958,750
Allegheny Energy Supply Co. LLC (B/Ba3)(a)
	5,750,000	8.25		04/15/2012	6,468,750
Calpine Canada Energy Finance (CCC/Caa3)
	6,750,000	8.50		05/01/2008	4,893,750
Calpine Corp. (B-)(a)
	3,000,000	8.75		07/15/2013	2,235,000
	1,750,000	9.88		12/01/2011	1,360,625
Calpine Corp. (CCC/Caa3)
	1,250,000	8.63		08/15/2010	868,750
	3,000,000	8.50		02/15/2011	2,085,000
Dynegy Holdings, Inc. (B-/B3)(a)
	750,000	9.88		07/15/2010	828,750
	5,500,000	10.13		07/15/2013	6,256,250
Dynegy Holdings, Inc. (CCC+/Caa2)
	3,000,000	8.75		02/15/2012	3,307,500
	1,500,000	7.13		05/15/2018	1,464,375
Edison Mission Energy (B+/B1)
	2,000,000	10.00		08/15/2008	2,235,000
	1,000,000	9.88		04/15/2011	1,180,000
Elwood Energy LLC (B+/Ba2)
	2,601,090	8.16		07/05/2026	2,939,232
Ipalco Enterprises, Inc. (BB-/Ba1)
	2,000,000	8.63		11/14/2011	2,250,000

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds – (continued)
Electric – (continued)
Midwest Generation LLC (B/B1)(c)
	$3,500,000	8.75%	05/01/2014	$3,920,000
Midwest Generation LLC (B+/B1)
	1,000,000	8.30	07/02/2009	1,060,000
	4,730,750	8.56	01/02/2016	5,251,132
Mirant Americas Generation LLC(d)
	2,500,000	7.63	05/01/2006	2,881,250
Mirant Mid-Atlantic LLC (B3)(d)
	2,108,869	9.13	06/30/2017	2,488,465
Mission Energy Holding Co. (CCC+/B2)
	4,000,000	13.50	07/15/2008	4,770,000
Noteco Ltd. (Drax) Series A2 (BBB-)(g)
GBP	991,000	8.18	06/15/2015	4,911,683
Noteco Ltd. (Drax) Series A3 (BBB-)(g)
	87,000	9.18	06/30/2020	—
NRG Energy, Inc. (B/B2)
	$6,250,000	8.00	12/15/2013	6,687,500
Orion Power Holdings, Inc. (B/B2)
	1,000,000	12.00	05/01/2010	1,207,500
Portland General Electric (BBB+/Baa1)
	5,000,000	9.31	08/11/2021	6,552,435
Reliant Resources, Inc. (B+/B1)
	3,000,000	9.25	07/15/2010	3,270,000
	1,750,000	9.50	07/15/2013	1,942,500
South Point Energy Center LLC (B-/B3)(a)
	1,328,218	8.40	05/30/2012	1,255,166
	4,000,000	9.83	05/30/2019	3,350,000
Texas Genco LLC (B/B1)(a)
	5,000,000	6.88	12/15/2014	5,262,500

				104,982,488

Energy – 2.0%
Aker Kvaerner ASA (Ba3)
EUR	3,750,000	8.38	06/15/2011	5,205,959
Chesapeake Energy Corp. (BB-/Ba3)
	$2,500,000	6.38	06/15/2015	2,568,750
	4,000,000	6.88	01/15/2016	4,175,000
El Paso Production Holding Co. (B/B3)
	6,000,000	7.75	06/01/2013	6,375,000
Encore Acquisition Co. (B/B2)(a)
	3,500,000	6.00	07/15/2015	3,430,000
Grant Prideco, Inc. (BB/Ba2)(a)
	2,000,000	6.13	08/15/2015	2,037,500
Inergy LP (B-/B1)(a)
	2,000,000	6.88	12/15/2014	1,960,000
Peabody Energy Corp. (BB-/Ba3)
	2,500,000	6.88	03/15/2013	2,650,000
Premcor Refining Group, Inc. (B/B2)
	2,500,000	7.75	02/01/2012	2,712,500
Tesoro Petroleum Corp. (BB-/B2)
	5,000,000	9.63	04/01/2012	5,550,000
Vintage Petroleum, Inc. (B/B1)
	1,500,000	7.88	05/15/2011	1,575,000

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Energy – (continued)
Vintage Petroleum, Inc. (BB-/Ba3)
	$2,000,000	8.25%		05/01/2012	$2,165,000

					40,404,709

Entertainment – 1.2%
AMC Entertainment, Inc. (B-/B2)
	1,875,000	8.63		08/15/2012	1,945,312
Imax Corp. (B-/B3)
	1,250,000	9.63		12/01/2010	1,332,813
Six Flags, Inc. (CCC/Caa1)
	3,750,000	9.75		04/15/2013	3,675,000
Universal City Development Partners (B-/B2)
	8,750,000	11.75		04/01/2010	10,062,500
Warner Music Group (B-/B3)(c)
	5,000,000	7.38		04/15/2009	5,150,000
WMG Holdings Corp. (B-/Caa2)(a)(e)
	4,550,000	0.00/9.50		12/15/2014	3,162,250

					25,327,875

Environmental – 0.9%
Allied Waste North America, Inc. (BB-/B2)
	2,375,000	8.88		04/01/2008	2,505,625
	2,500,000	8.50		12/01/2008	2,631,250
	2,000,000	6.50		11/15/2010	1,970,000
	2,250,000	7.88		04/15/2013	2,334,375
	1,750,000	6.13		02/15/2014	1,636,250
	4,500,000	7.25	(a)(c)	03/15/2015	4,443,750
Waste Services (CCC/Ca)(a)
	3,125,000	9.50		04/15/2014	3,109,375

					18,630,625

Finance – 0.4%
Refco Finance Holdings LLC (B/B3)
	7,250,000	9.00		08/01/2012	7,775,625

Foods – 3.8%
American Seafoods Group LLC (B-/B3)
	4,000,000	10.13		04/15/2010	4,300,000
Barry Callebaut Services N.V. (BB-/B1)
EUR	3,000,000	9.25		03/15/2010	4,101,114
Burns Philp Capital Party Ltd. (B/B3)
	$4,000,000	10.75		02/15/2011	4,470,000
	3,000,000	9.75		07/15/2012	3,270,000
Dole Food Co. (B+/B2)
	3,000,000	8.63		05/01/2009	3,225,000
	3,000,000	8.88		03/15/2011	3,217,500
Domino’s, Inc. (B-/B2)
	4,011,000	8.25		07/01/2011	4,311,825
Eagle Family Foods (CCC/Caa2)
	3,500,000	8.75		01/15/2008	2,835,000
Land O’ Lakes, Inc. (B/B2)
	1,000,000	9.00		12/15/2010	1,085,000
Land O’ Lakes, Inc. (B-/B3)
	5,500,000	8.75		11/15/2011	5,775,000

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Foods – (continued)
Landry’s Restaurants, Inc. (B/B2)
	$9,000,000	7.50%		12/15/2014	$8,876,250
Michael Foods, Inc. (B-/B3)
	4,250,000	8.00		11/15/2013	4,361,562
New World Pasta Co.(d)
	3,000,000	9.25		02/15/2009	270,000
Parmalat Finance Corp. B.V.(d)
EUR	8,750,000	6.13		09/29/2010	2,594,852
Pinnacle Foods Holding Corp. (B-/B3)(c)
	$4,000,000	8.25		12/01/2008	3,640,000
Swift & Co. (B/B2)
	5,000,000	12.50		01/01/2010	5,575,000
Swift & Co. (B+/B1)
	3,000,000	10.13		10/01/2009	3,255,000
United Biscuits Finance (CCC+/B3)
EUR	5,500,000	10.63		04/15/2011	7,151,942
GBP	3,000,000	10.75		04/15/2011	5,417,646

					77,732,691

Gaming – 4.4%
Ameristar Casinos, Inc. (B+/B2)
	$4,000,000	10.75		02/15/2009	4,320,000
Boyd Gaming Corp. (B+/B1)
	2,000,000	8.75		04/15/2012	2,175,000
	2,000,000	6.75		04/15/2014	2,070,000
Caesars Entertainment, Inc. (BBB-/Baa3)
	1,500,000	7.50		09/01/2009	1,636,875
CCM Merger, Inc. (B-/B3)(a)
	2,000,000	8.00		08/01/2013	2,045,000
Chukchansi Economic Development Authority(a)
	2,000,000	14.50		06/15/2009	2,445,000
Circus & Eldorado (B+/B1)
	3,500,000	10.13		03/01/2012	3,710,000
Codere Finance Luxembourg SA (B/B2)(a)(c)
EUR	2,250,000	8.25		06/15/2010	2,809,854
Inn of the Mountain Gods (B/B3)
	$3,000,000	12.00		11/15/2010	3,450,000
Kerzner International Ltd. (B/B2)
	3,750,000	8.88		08/15/2011	4,012,500
Mandalay Resort Group (B+/Ba3)
	3,250,000	10.25		08/01/2007	3,550,625
	2,000,000	9.38		02/15/2010	2,235,000
Mandalay Resort Group (BB/Ba2)
	250,000	6.45		02/01/2006	251,875
MGM Mirage, Inc. (B+/Ba3)
	5,125,000	8.38		02/01/2011	5,611,875
MGM Mirage, Inc. (BB/Ba2)
	2,000,000	8.50		09/15/2010	2,205,000
	6,500,000	6.63	(a)	07/15/2015	6,613,750
Mirage Resorts, Inc. (BB/Ba2)
	3,125,000	7.25		08/01/2017	3,218,750
Mohegan Tribal Gaming Authority (B+/Ba3)
	3,000,000	8.00		04/01/2012	3,202,500
MTR Gaming Group, Inc. (B+/B2)
	3,000,000	9.75		04/01/2010	3,232,500

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Gaming – (continued)
Park Place Entertainment Corp. (BB+/Ba1)
	$5,000,000	7.88%		03/15/2010	$5,543,750
	2,500,000	8.13		05/15/2011	2,853,125
Penn National Gaming, Inc. (B/B3)(a)
	2,000,000	6.75		03/01/2015	2,010,000
Pinnacle Entertainment, Inc. (B-/Caa1)
	2,000,000	8.25		03/15/2012	2,120,000
	1,500,000	8.75		10/01/2013	1,616,250
Poster Financial Group, Inc. (B/B2)
	2,000,000	8.75		12/01/2011	2,050,000
River Rock Entertainment (B+/B2)
	2,000,000	9.75		11/01/2011	2,215,000
Station Casinos, Inc. (B+/B1)
	1,000,000	6.50		02/01/2014	1,026,250
	5,625,000	6.88		03/01/2016	5,800,781
	2,000,000	6.88	(a)	03/01/2016	2,062,500
Wynn Las Vegas LLC (B+/B2)
	5,000,000	6.63		12/01/2014	4,868,750

					90,962,510

Health Care – 5.6%
Alliance Imaging, Inc. (B-/B3)
	3,000,000	7.25		12/15/2012	2,835,000
AmeriPath, Inc. (B-/Caa1)
	6,000,000	10.50		04/01/2013	6,060,000
Biovail Corp. (BB-/B2)
	3,000,000	7.88		04/01/2010	3,097,500
CDRV Investors, Inc. (B-/Caa2)(e)
	12,500,000	0.00/9.63		01/01/2015	6,437,500
Davita, Inc. (B/B3)(a)(c)
	4,000,000	7.25		03/15/2010	4,130,000
Fisher Scientific International, Inc. (BB+/Ba3)(a)
	2,250,000	6.13		07/01/2015	2,258,437
HCA, Inc. (BB+/Ba2)
	5,000,000	6.25		02/15/2013	5,078,950
	5,000,000	6.38		01/15/2015	5,109,700
Medical Device Manufacturing, Inc. (B-/Caa1)(c)
	2,000,000	10.00		07/15/2012	2,145,000
Mylan Laboratories, Inc. (BB+/Ba1)(a)
	1,000,000	6.38		08/15/2015	1,005,000
NDC Health Corp. (CCC+/B3)
	3,500,000	10.50		12/01/2012	3,762,500
NYCO Holdings 2 APS (CCC+/B3)
EUR	9,000,000	11.50		03/31/2013	12,603,422
Nycomed S.A.(a)
	3,000,000	11.75	(b)	09/15/2013	3,600,978
	1,000,000	11.75		09/15/2013	1,200,326
PerkinElmer, Inc. (BB-/Ba2)
	$8,000,000	8.88		01/15/2013	8,940,000
Psychiatric Solutions, Inc. (B-/B3)
	1,666,000	10.63		06/15/2013	1,886,745
	1,500,000	7.75	(a)	07/15/2015	1,524,375
Quintiles Transnational Corp. (B/B3)
	6,000,000	10.00		10/01/2013	6,705,000

Principal	Interest		Maturity
Amount ·	Rate		Date	Value
Corporate Bonds – (continued)
Health Care – (continued)
Select Medical Corp. (B-/B3)(c)
$2,500,000	7.63%		02/01/2015	$2,468,750
Senior Housing Properties Trust (BB+/Ba2)
3,000,000	7.88		04/15/2015	3,232,500
Service Corp. International (BB/Ba3)
1,000,000	7.70		04/15/2009	1,067,500
Sybron Dental Specialties, Inc. (BB-/B1)
4,000,000	8.13		06/15/2012	4,290,000
Tenet Healthcare Corp. (B/B3)
9,250,000	7.38		02/01/2013	9,111,250
Us Oncology, Inc. (B-/B2)(c)
4,000,000	9.00		08/15/2008	4,390,000
Vanguard Health Holding Co. I (CCC+/Caa2)(c)(e)
2,500,000	0.00/11.25		10/01/2015	1,793,750
Vanguard Health Holding Co. II (CCC+/Caa1)(c)
3,000,000	9.00		10/01/2009	3,270,000
Ventas Realty LP (BB/Ba3)
2,000,000	9.00		05/01/2012	2,315,000
VWR International, Inc. (B-/Caa1)
2,125,000	8.00		04/15/2014	2,050,625
Warner Chilcott Corp. (CCC+/Caa1)(a)
2,500,000	8.75		02/01/2015	2,468,750

				114,838,558

Home Construction – 0.1%
Standard Pacific Corp. (B+/Ba3)
1,000,000	9.25		04/15/2012	1,125,000

Lodging – 0.9%
Cornell Co., Inc. (CCC+/B3)
1,500,000	10.75		07/01/2012	1,556,250
Corrections Corp. of America (BB-/B1)
2,000,000	7.50		05/01/2011	2,085,000
Gaylord Entertainment Co. (B-/B3)
3,000,000	8.00		11/15/2013	3,198,750
Host Marriott LP (B+/Ba3)
1,875,000	9.50		01/15/2007	1,980,469
198,000	7.88		08/01/2008	201,217
5,000,001	7.13		11/01/2013	5,231,250
Starwood Hotels & Resorts Worldwide, Inc. (BB+/Ba1)
1,000,000	7.88		05/01/2012	1,120,000
2,000,000	7.38		11/15/2015	2,227,500

				17,600,436

Media - Broadcast Towers – 0.4%
American Tower Corp. (B+/B3)
3,500,000	7.13	(c)	10/15/2008	3,701,250
405,000	9.38		02/01/2009	426,263
American Tower Escrow Corp. (B+/B2)(f)
2,750,000	0.00		08/01/2008	2,117,500
American Towers, Inc. (BB-/B2)
1,000,000	7.25		12/01/2011	1,060,000

				7,305,013

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Media - Broadcasting & Radio – 0.4%
Clear Channel Communications, Inc. (BBB-/Baa3)
	$3,000,000	8.00%		11/01/2008	$3,214,840
Emmis Operating Co. (B-/B2)
	3,000,000	6.88		05/15/2012	3,000,000
Radio One, Inc. (B/B2)(a)
	2,000,000	6.38		02/15/2013	1,980,000

					8,194,840

Media - Cable – 4.5%
Adelphia Communications Corp.
	2,000,000	3.25	(c)(d)	05/01/2007	97,280
	2,000,000	9.38	(c)(d)	11/15/2009	1,775,000
	2,000,000	10.25		06/15/2011	1,802,500
Atlantic Broadband Finance LLC (CCC+/Caa1)(a)
	4,250,000	9.38		01/15/2014	4,080,000
Cablevision Systems Corp. (B+/B3)
	4,000,000	8.00		04/15/2012	4,000,000
Century Communications Corp.(d)(f)
	2,750,000	0.00		01/15/2008	1,705,000
Charter Communications Holdings II (CCC-/Caa1)
	4,000,000	10.25		09/15/2010	4,140,000
Charter Communications Holdings LLC (CCC-/Ca)
	7,000,000	10.75		10/01/2009	5,740,000
	3,500,000	9.63		11/15/2009	2,782,500
	3,250,000	0.00/9.92	(e)	04/01/2011	2,518,750
	6,000,000	0.00/11.75	(e)	05/15/2011	4,320,000
CSC Holdings, Inc. (BB-/B1)
	7,250,000	8.13		07/15/2009	7,467,500
FrontierVision Holdings LP(d)
	3,000,000	11.00		10/15/2006	4,065,000
	5,000,000	11.88		09/15/2007	7,000,000
Mediacom Broadband LLC (B/B2)
	1,500,000	11.00		07/15/2013	1,638,750
Mediacom LLC (B/B3)
	3,000,000	9.50		01/15/2013	3,067,500
Ono Finance PLC (CCC+/Caa2)
EUR	3,500,000	10.50		05/15/2014	4,455,755
Tele Columbus AG & Co. (B-/B3)
	7,500,000	9.38		04/15/2012	9,502,580
Telenet Communications N.V. (B-)
	2,750,000	9.00		12/15/2013	3,734,348
Telenet Group Holding N.V. (CCC+/Caa2)(a)(e)
	$17,000,000	0.00/11.50		06/15/2014	13,685,000
UPC Holding BV (CCC+/B3)(a)
EUR	4,000,000	7.75		01/15/2014	4,764,930

					92,342,393

Media - Non Cable – 1.3%
DIRECTV Holdings LLC (BB-/Ba2)
	$3,250,000	8.38		03/15/2013	3,599,375
Echostar DBS Corp. (BB-/Ba3)
	4,500,000	6.38		10/01/2011	4,477,500

Principal	Interest		Maturity
Amount ·	Rate		Date	Value
Corporate Bonds – (continued)
Media - Non Cable – (continued)
Intelsat Bermuda Ltd. (B+/B2)(a)
$4,000,000	8.25%		01/15/2013	$4,180,000
Intelsat Ltd. (B/Caa1)
5,500,000	7.63		04/15/2012	4,895,000
Lamar Media Corp. (B/Ba3)
2,500,000	7.25		01/01/2013	2,650,000
500,000	7.25	(a)	01/01/2013	455,000
Ono Finance PLC (CCC/Caa2)
1,535,021	14.00		08/30/2005	1,642,473
PanAmSat Corp. (B+/B1)(c)
3,250,000	9.00		08/15/2009	3,591,250
PanAmSat Corp. (B+/B3)(c)(e)
2,750,000	0.00/10.38		11/01/2009	1,966,250

				27,456,848

Metals – 1.6%
AK Steel Corp. (B+/B1)
500,000	7.88		02/15/2009	486,250
5,500,000	7.75		06/15/2012	5,115,000
Earle M Jorgensen Co. (B/B2)
2,250,000	9.75		06/01/2012	2,441,250
Klockner Investment SCA (B-/B2)(a)
2,625,000	10.50		05/15/2010	3,325,903
Novelis, Inc. (B/B1)(a)
5,750,000	7.25		02/15/2015	5,879,375
OM Group, Inc. (B-/Caa1)
6,000,000	9.25		12/15/2011	6,120,000
UCAR Finance, Inc. (B-/B2)
8,000,000	10.25		02/15/2012	8,590,000
Wolverine Tube, Inc. (B/B3)
2,000,000	10.50		04/01/2009	1,840,000

				33,797,778

Packaging – 3.9%
Consolidated Container Co. LLC (CCC/B3)(e)
1,500,000	0.00/10.75		06/15/2009	1,155,000
Consolidated Container Co. LLC (CCC/Caa2)
4,250,000	10.13		07/15/2009	2,890,000
Constar International, Inc. (CCC+/Caa1)
1,125,000	11.00		12/01/2012	908,438
Crown Euro Holdings S.A (B/B2)
5,000,000	10.88		03/01/2013	5,900,000
Crown Euro Holdings S.A (B+)
6,000,000	10.25		03/01/2011	8,247,694
Crown Euro Holdings S.A. (B+/B1)
2,000,000	9.50		03/01/2011	2,205,000
Gerresheimer Holdings GMBH (B-/Caa1)(a)(c)
3,750,000	7.88		03/01/2015	4,569,422
Graham Packaging Co., Inc. (CCC+/Caa2)(a)
17,250,000	9.88		10/15/2014	17,724,375
Graphic Packaging International, Inc. (B-/B3)
3,750,000	9.50		08/15/2013	3,867,187
Impress Group B.V. (B-/B2)
3,000,000	10.50		05/25/2007	3,864,686

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds – (continued)
Packaging – (continued)
Impress Metal Pack Holdings (CCC+/B3)
DEM	7,000,000	9.88%		05/29/2007	$4,377,382
Owens Brockway Glass Container (B/B2)
	2,500,000	8.25		05/15/2013	2,706,250
	1,000,000	6.75		12/01/2014	1,017,500
Owens Brockway Glass Container (BB-/B1)
	8,000,000	8.88		02/15/2009	8,480,000
Pliant Corp. (CCC+/B3)
	4,500,000	11.13		09/01/2009	4,376,250
Pliant Corp. (CCC+/Caa2)
	4,375,000	13.00		06/01/2010	3,543,750
Portola Packaging, Inc. (CCC/Caa1)
	1,500,000	8.25		02/01/2012	1,113,750
Tekni-Plex, Inc. (CCC+/B3)(a)
	1,000,000	10.88		08/15/2012	1,083,750
Tekni-Plex, Inc. (CCC-/Ca)
	2,500,000	12.75		06/15/2010	1,800,000
Tekni-Plex, Inc. (CCC-/Caa2)(a)
	1,500,000	8.75		11/15/2013	1,323,750

					81,154,184

Paper – 2.5%
Abitibi-Consolidated, Inc. (BB-/Ba3)
	3,000,000	8.55		08/01/2010	3,165,000
Ainsworth Lumber Co. Ltd. (B+/B2)
	3,500,000	7.25		10/01/2012	3,360,000
	2,500,000	6.75		03/15/2014	2,300,000
Boise Cascade LLC (B+/B2)
	2,250,000	7.13		10/15/2009	2,274,881
	2,250,000	7.13	(a)	10/15/2014	2,210,625
Georgia-Pacific Corp. (BB+/Ba2)
	4,000,000	9.38		02/01/2013	4,520,000
Georgia-Pacific Corp. (BB+/Ba3)
	5,000,000	8.13		05/15/2011	5,625,000
	1,000,000	9.50		12/01/2011	1,200,000
	1,500,000	7.70		06/15/2015	1,691,250
JSG Funding PLC (B-/B3)
	4,250,000	9.63		10/01/2012	4,313,750
	4,625,000	10.13		10/01/2012	5,972,076
JSG Funding PLC (B-/Caa1)
	500,000	7.75		04/01/2015	531,084
JSG Holding PLC (B-/Caa2)(a)(b)(c)
	3,058,458	11.50		10/01/2015	3,244,700
Kappa Beheer B.V. (B/B2)
	1,750,000	10.63		07/15/2009	2,198,703
Kappa Beheer B.V. (B/B2)(e)
	3,000,000	0.00/12.50		07/15/2009	3,805,579
Port Townsend Paper Corp. (B-/B3)(a)
	4,500,000	12.00		04/15/2011	3,870,000
Tembec Industries, Inc. (B/B3)
	2,500,000	8.50		02/01/2011	1,981,250

					52,263,898

Principal	Interest		Maturity
Amount ·	Rate		Date	Value
Corporate Bonds – (continued)
Pipelines – 4.1%
El Paso CGP Co. (B-/Caa1)
$2,000,000	7.63%		09/01/2008	$2,050,000
2,250,000	7.75		06/15/2010	2,314,688
1,000,000	10.75		10/01/2010	1,105,000
2,000,000	7.42		02/15/2037	1,840,000
El Paso Corp. (B-/Caa1)
7,000,000	7.13		05/06/2009	8,953,946
2,000,000	7.88		06/15/2012	2,095,000
3,000,000	7.38		12/15/2012	3,045,000
8,000,000	7.80		08/01/2031	8,000,000
3,750,000	7.75		01/15/2032	3,796,875
El Paso Natural Gas Co. (B/B1)
2,875,000	8.63		01/15/2022	3,397,825
2,375,000	7.50		11/15/2026	2,565,000
4,250,000	8.38		06/15/2032	5,014,630
Sonat, Inc. (B-/Caa1)
1,000,000	7.63		07/15/2011	1,030,000
Southern Natural Gas Co. (B/B1)
3,000,000	8.88		03/15/2010	3,277,500
3,000,000	7.35		02/15/2031	3,221,250
1,500,000	8.00		03/01/2032	1,732,500
Tennessee Gas Pipeline Co. (B/B1)
3,000,000	7.00		10/15/2028	3,090,000
3,750,000	8.38		06/15/2032	4,450,796
1,500,000	7.63		04/01/2037	1,650,000
The Williams Cos., Inc. (B+/B1)
6,500,000	8.13		03/15/2012	7,475,000
9,000,000	7.88		09/01/2021	10,395,000
1,000,000	7.50		01/15/2031	1,112,500
TransMontaigne, Inc. (B/B3)
3,000,000	9.13		06/01/2010	3,195,000

				84,807,510

Publishing – 4.7%
Advanstar Communications, Inc. (B-/B3)
4,000,000	10.75		08/15/2010	4,535,000
Advanstar Communications, Inc. (CCC+/Caa2)
2,000,000	12.00		02/15/2011	2,170,000
Advanstar, Inc.(e)
2,500,000	0.00/15.00		10/15/2011	2,540,625
American Media Operations, Inc. (CCC+/Caa1)
2,000,000	8.88		01/15/2011	1,915,000
Dex Media East LLC (B/B2)
3,087,000	12.13		11/15/2012	3,681,247
Dex Media West LLC (B/B2)
6,744,000	9.88		08/15/2013	7,715,136
Dex Media, Inc. (B/B3)
1,250,000	8.00		11/15/2013	1,340,625
12,750,000	0.00/9.00	(e)	11/15/2013	10,455,000
Houghton Mifflin Co. (B-/Caa1)
3,000,000	9.88		02/01/2013	3,277,500
Houghton Mifflin Co. (B-/Caa2)(e)
2,000,000	0.00/11.50		10/15/2013	1,560,000
Lighthouse International Co. S.A. (B/B3)
10,750,000	8.00		04/30/2014	13,522,611

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest		Maturity
Amount ·	Rate		Date	Value
Corporate Bonds – (continued)
Publishing – (continued)
Merrill Corp. (CCC+/Caa1)(h)
$1,617,104	12.00%		05/01/2009	$1,722,216
Odyssee Financing S.A. (B/B3)(c)
3,125,000	8.38		10/15/2014	4,281,466
Polestar Corp. PLC
336,638	12.50		06/30/2011	59,166
68,885	10.50		05/30/2008	12,107
Primedia, Inc. (B/B2)
2,527,000	7.63		04/01/2008	2,558,588
4,000,000	8.88		05/15/2011	4,200,000
1,000,000	8.00		05/15/2013	1,017,500
WDAC Subsidiary Corp. (CCC+/Caa1)
2,500,000	8.38	(a)	12/01/2014	2,431,250
13,250,000	8.50		12/01/2014	15,542,856
WRC Media Corp. (CCC/Caa2)
2,500,000	12.75		11/15/2009	2,656,250
Yell Finance B.V. (B+/B1)
1,913,000	10.75		08/01/2011	3,685,803
Yell Finance B.V. (B+/B1)(e)
5,638,000	0.00/13.50		08/01/2011	5,666,190
Ziff Davis Media, Inc. (CCC-)(b)
459,485	13.00		08/12/2009	490,500

				97,036,636

Real Estate – 0.4%
CB Richard Ellis Services, Inc. (B/B1)
4,000,000	11.25		06/15/2011	4,450,000
CB Richard Ellis Services, Inc. (BB-/Ba3)
650,000	9.75		05/15/2010	718,250
Crescent Real Estate Equities Ltd. (B/B1)
2,000,000	9.25		04/15/2009	2,130,000

				7,298,250

Retailers – 0.3%
General Nutrition Center (CCC+/Caa1)
2,500,000	8.50		12/01/2010	2,075,000
Toys R US, Inc. (B-/Ba2)
2,000,000	7.88		04/15/2013	1,775,000
Victoria Acquisition III B.V. (B/B3)(c)
2,000,000	7.88		10/01/2008	2,249,096

				6,099,096

Retailers - Food & Drug – 1.1%
Brake Bros. Finance PLC (B-/B3)
6,500,000	12.00		12/15/2011	12,566,479
Ingles Markets, Inc. (B/B3)
4,000,000	8.88		12/01/2011	4,220,000
Jean Coutu Group, Inc. (B/B3)
4,000,000	8.50		08/01/2014	3,970,000
Rite Aid Corp. (B+/B2)
2,000,000	9.50		02/15/2011	2,147,500

				22,903,979

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds – (continued)
Technology – 2.4%
Activant Solutions, Inc. (B+/B2)
$3,000,000	10.50%	06/15/2011	$3,247,500
Amkor Technology, Inc. (B-/B3)
750,000	9.25	02/15/2008	718,125
1,000,000	7.75	05/15/2013	865,000
Amkor Technology, Inc. (CCC/Caa1)
1,500,000	5.75	06/01/2006	1,431,720
DDI Capital Corp.(b)
2,286,342	16.00	01/01/2009	2,057,708
Global eXchange Services (CCC+/B3)(h)
4,000,000	12.82	07/15/2008	3,985,000
Globix Corp.(b)
357,047	11.00	05/01/2008	339,195
Lucent Technologies, Inc. (B/B1)
4,000,000	5.50	11/15/2008	4,020,000
4,250,000	6.45	03/15/2029	3,835,625
Nortel Networks Corp. (B-/B3)
2,000,000	4.25	09/01/2008	1,874,540
Riverdeep Group (B-/B3)
2,250,000	9.25	04/15/2011	2,966,714
Sungard Data Systems, Inc. (B-/B3)(a)
8,750,000	9.13	08/15/2013	9,143,750
Sungard Data Systems, Inc. (B-/Caa1)(a)
4,375,000	10.25	08/15/2015	4,571,875
Syniverse Technology (B-/B2)
1,301,000	12.75	02/01/2009	1,418,090
Xerox Capital Trust I (B-/Ba3)
2,250,000	8.00	02/01/2027	2,345,625
Xerox Corp. (BB-/Ba2)
2,000,000	9.75	01/15/2009	2,867,445
2,250,000	9.75	01/15/2009	2,531,250
2,000,000	7.63	06/15/2013	2,140,000

			50,359,162

Telecommunications – 2.0%
Alaska Communications System Holdings (B-/B2)
507,000	9.88	08/15/2011	560,235
Citizens Communications Co. (BB+/Ba3)
5,625,000	9.25	05/15/2011	6,271,875
Eircom Funding (BB-/B1)
2,000,000	8.25	08/15/2013	2,709,826
Exodus Communications, Inc.(d)
1,500,000	11.25	07/01/2008	1
2,500,000	10.75	12/15/2009	45,467
625,000	10.75	12/15/2009	1
2,000,000	11.63	07/15/2010	2
Inmarsat Finance II PLC (B/Caa1)(e)
6,000,000	0.00/10.38	11/15/2012	4,800,000
PSINet, Inc.(d)
1,000,000	11.00	08/01/2009	625
PSINet, Inc. (Ca)(d)
3,750,000	10.00	02/15/2005	2,344
1,000,000	11.50	11/01/2008	625
Qwest Capital Funding, Inc. (B/Caa2)
750,000	7.00	08/03/2009	740,625
6,500,000	7.90	12/15/2014	6,532,500

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal	Interest		Maturity
Amount ·	Rate		Date	Value
Corporate Bonds – (continued)
Telecommunications – (continued)
Qwest Communications International, Inc. (B/B3)
$2,000,000	7.50%		02/15/2014	$1,920,000
Qwest Corp. (BB-/Ba3)
4,000,000	8.88		03/15/2012	4,370,000
Qwest Corp. (BB-/Ba3)
3,500,000	6.88		09/15/2033	3,018,750
Qwest Services Corp. (B/Caa1)
6,000,000	13.50		12/15/2010	6,907,500
3,088,000	14.00		12/15/2014	3,736,480

				41,616,856

Telecommunications-Cellular – 3.1%
AirGate PCS, Inc. (CCC/Caa1)
2,133,300	9.38		09/01/2009	2,266,631
Alamosa Delaware, Inc. (CCC+/Caa1)
5,250,000	0.00/12.00	(e)	07/31/2009	5,880,000
1,787,000	11.00		07/31/2010	2,037,180
1,500,000	8.50		01/31/2012	1,627,500
American Cellular Corp. (B-/Caa1)
5,000,000	10.00		08/01/2011	5,225,000
Centennial Cellular Communications (CCC/B3)
1,500,000	10.13		06/15/2013	1,691,250
Digicel Ltd. (B3)(a)
1,000,000	9.25		09/01/2012	1,027,500
Dobson Communications Corp. (CCC/Ca)
2,000,000	8.88		10/01/2013	1,990,000
Horizon PCS, Inc. (CCC/B3)
1,125,000	11.38		07/15/2012	1,285,313
Nextel Communications, Inc. (BB/Baa2)
3,500,000	5.95		03/15/2014	3,622,500
15,000,000	7.38		08/01/2015	16,162,500
Nextel Partners, Inc. (BB-/Ba3)
1,709,000	12.50		11/15/2009	1,854,265
4,000,000	8.13		07/01/2011	4,360,000
Partner Communications Co. Ltd. (BB-/Ba3)
4,000,000	13.00		08/15/2010	4,260,000
Rogers Wireless Communications, Inc. (BB/Ba3)
2,000,000	7.50		03/15/2015	2,197,500
Rogers Wireless, Inc. (B+/B2)
2,000,000	8.00		12/15/2012	2,160,000
Rural Cellular Corp. (CCC/Caa1)
4,000,000	9.88		02/01/2010	4,255,000
Rural Cellular Corp. (CCC/Caa2)
1,500,000	9.75		01/15/2010	1,492,500
Triton PCS, Inc. (CCC-/Ca)
1,875,000	9.38		02/01/2011	1,359,375

				64,754,014

Textiles – 1.0%
Collins & Aikman Floor Cover (B-/Caa1)
1,750,000	9.75		02/15/2010	1,837,500
Day International Group, Inc. (CCC+/Caa1)
1,500,000	9.50		03/15/2008	1,511,250
Oxford Industries, Inc. (B/B2)
3,500,000	8.88		06/01/2011	3,762,500

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds – (continued)
Textiles – (continued)
Propex Fabrics, Inc. (B-/Caa1)(c)
$4,499,999	10.00%	12/01/2012	$4,320,000
Quicksilver, Inc. (BB-/B1)(a)
4,000,000	6.88	04/15/2015	4,020,000
Russell Corp. (B+/B1)
2,000,000	9.25	05/01/2010	2,120,000
Warnaco, Inc. (BB-/B1)
2,000,000	8.88	06/15/2013	2,190,000

			19,761,250

Tobacco(a) – 0.3%
Alliance One International, Inc. (B/B2)
5,000,000	11.00	05/15/2012	5,112,500
Transportation – 0.2%
Petroleum Helicopters, Inc. (BB-/B1)
1,250,000	9.38	05/01/2009	1,312,500
Stena AB (BB-/Ba3)
2,000,000	9.63	12/01/2012	2,200,000
1,000,000	7.50	11/01/2013	985,000

			4,497,500

TOTAL CORPORATE BONDS			$1,857,035,418

Principal		Interest		Maturity
Amount		Rate		Date	Value
Emerging Market Debt – 1.2%
Federal Republic of Brazil (BB-/B1)
	$770,000	10.13%		05/15/2027	$875,875
	3,670,000	12.25		03/06/2030	4,780,175
	3,700,000	11.00		08/17/2040	4,347,500
Republic of Argentina (B-/B3)(h)
	4,000,000	3.01		08/03/2012	3,692,000
Republic of Argentina (B-)
	1,063,995	8.28		12/31/2033	1,026,755
	50,200	1.33/2.50	(e)	12/31/2038	17,972
Republic of Peru (BB/Ba3)
	2,500,000	9.13		02/21/2012	2,948,750
EUR	2,000,000	7.50		10/14/2014	2,758,325
Russian Federation (BBB-/Baa3)(e)
	$4,000,000	5.00/7.50		03/31/2030	4,430,000

TOTAL EMERGING MARKET DEBT					$24,877,352

Shares	Description	Value
Common Stocks* – 1.2%
2,731	App China Group Ltd.	$109,240
24,334	Axiohm Transaction Solutions, Inc.	243
4,064	Brunner Mond	244,994
37,947	Chelys Ltd. Ordinary GDR	3,335
60,370	Cheyls Ltd. Preference GDR	10,610

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
113,664	Colt Telecom Group PLC	$123,358
3,157	Crunch Equity Holding, LLC	3,867,293
180,274	Dobson Communications Corp.	1,270,932
287,000	Drax Group Ltd.(g)	—
538	General Chemical Industrial Product, Inc.	149,860
51,605	Globix Corp.	130,561
45,251	Hayes Lemmerz International, Inc.	354,768
195,700	Huntsman Corp.	4,557,853
22,732	iPCS, Inc.	927,920
62,500	IWO Holdings, Inc.	2,068,750
7,393	JSP Packaging Ltd.	2,988
11,243	Mattress Discounters	—
202	Polestar Co.	3
33,975	Polymer Group, Inc.	951,300
401,111	Telewest Global, Inc.	8,960,820
14,135	Thermadyne Holdings Corp.	208,491
103,389	Viasystems Group, Inc.	97,186
13,068	WKI Holding Co., Inc.	104,544
3,044	WRC Media, Inc.(a)	61

TOTAL COMMON STOCKS*		$24,145,110

	Interest	Maturity
Shares	Rate	Date	Value
Preferred Stocks – 0.3%
Dobson Communications Corp.(a)
3,500	6.00	08/19/2016	$597,846
Eagle-Picher Holdings, Inc.
200	11.75	03/01/2008	200
GNC Corp.(b)(c)
2,750	12.00	12/01/2011	1,828,750
HLI Operating Co., Inc.
184	8.00	12/31/2049	9,200
Lucent Technologies Capital Trust I(a)
1,000	7.75	03/15/2017	996,609
Rural Cellular Corp.(b)
946	12.25	05/15/2011	742,610
Spanish Broadcasting Systems Incorporated(b)(c)
2,994	10.75	10/15/2013	3,323,340
Ziff Davis Holdings, Inc.
120	10.00	03/31/2010	72,000

TOTAL PREFERRED STOCKS			$7,570,555

		Expiration
Units	Description	Date	Value
Warrants* – 0.2%
Advanstar Holdings Corp.(a)
2,875	10/15/2011		$57

		Expiration
Units	Description	Date	Value
Warrants – (continued)
American Tower Escrow Corp.(a)
2,750	08/01/2008		$890,750
ASAT Finance LLC(a)
2,000	11/01/2006		20
Avecia Group PLC (Ordinary)(a)
40,000	07/01/2010		400
Avecia Group PLC (Preferred)(a)
40,000	07/01/2010		400
General Chemical Industrial Product, Inc.
311	04/30/2011		—
General Chemical Industrial Product, Inc. Series B
231	04/30/2011		—
Hayes Lemmerz International, Inc.
5,598	06/03/2006		616
IWO Holdings, Inc.(a)
3,000	01/15/2011		30
Knology, Inc.(a)
1,750	10/15/2007		1,087
Mattress Discounters Holding Corp.(a)
750	07/15/2007		7
MDP Acquisitions PLC(a)
2,500	10/01/2013		50,000
Merrill Corp. Class A(a)
1,500	05/01/2009		15
Merrill Corp. Class B
2,728	05/01/2009		27
Mueller Holdings, Inc.(a)
8,000	04/15/2014		2,880,000
Ono Finance PLC
5,000	05/31/2009		61
Ono Finance PLC(a)
1,250	05/31/2009		12
Pliant Corp.(a)
7,000	06/01/2010		70
Thermadyne Holdings Corp.
13,526	05/23/2009		1,353
Ziff Davis Holdings, Inc.
22,000	08/12/2012		2,200

TOTAL WARRANTS			$3,827,105

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 93.1%			$1,917,455,540

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(i) – 4.9%
Joint Repurchase Agreement Account II
$101,600,000	3.31%	08/01/2005	$101,600,000
Maturity Value: $101,628,050

TOTAL INVESTMENTS — 98.0%			$2,019,055,540

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

• The principal amount of each security is stated in the currency in which the bond is denominated. See below.

DEM	= German Mark
EUR	= Euro Currency
GBP	= Great Britain Pound
$	= U.S. Dollar

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 293,224,719, which represents approximately 14.2% of net assets as of July 31, 2005.

(b) Pay-in-kind securities.

(c) Securities with “Put” or “Call” features. Maturity dates disclosed are the next “Put” or “Call” dates.

(d) Security is currently in default.

(e) These securities are issued with a zero coupon or dividend rate which increases to the stated rate at a set date in the future.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Security priced as a unit.

(h) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(i) Joint repurchase agreement was entered into on July 29, 2005.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviation:
 GDR — Global Depository Receipt

GOLDMAN SACHS HIGH YIELD FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which accurate market quotations are not readily available or are deemed inaccurate by the Fund’s investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Euro	08/12/2005	$9,566,354	$9,598,094	$31,740	$—
Euro	08/12/2005	31,108,319	29,868,769	—	1,239,550
Great Britain Pound	08/12/2005	2,142,178	2,158,215	16,037	—
Great Britain Pound	08/12/2005	3,716,617	3,603,453	—	113,164

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$46,533,468	$45,228,531	$47,777	$1,352,714

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Euro	08/12/2005	$392,332,241	$369,344,403	$22,987,838	$—
Euro	08/12/2005	16,451,877	16,566,373	—	114,496
Great Britain Pound	08/12/2005	53,583,751	50,169,664	3,414,087	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$462,367,869	$436,080,440	$26,401,925	$114,496

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $101,600,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.31%	08/01/2005	$1,000,275,833

Barclays Capital PLC	1,250,000,000	3.32	08/01/2005	1,250,345,833

Deutsche Bank Securities, Inc.	700,000,000	3.32	08/01/2005	700,193,667

Greenwich Capital Markets	400,000,000	3.31	08/01/2005	400,110,333

JP Morgan Securities, Inc.	200,000,000	3.30	08/01/2005	200,055,000

Morgan Stanley & Co.	1,000,000,000	3.31	08/01/2005	1,000,275,833

UBS Warburg LLC	500,000,000	3.30	08/01/2005	500,137,500

Wachovia Capital Markets	500,000,000	3.32	08/01/2005	500,138,333

TOTAL	$5,550,000,000			$5,551,532,333

At July 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.25%, due 09/30/2005 to 03/16/2015; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/25/2005 to 07/01/2035 and Federal National Mortgage Association, 3.55% to 8.50%, due 11/16/2007 to 08/01/2035.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S.
federal income tax purposes was as follows:

Tax Cost	$1,949,470,100

Gross unrealized gain	157,938,871
Gross unrealized loss	(88,353,431)

Net unrealized security gain	$69,585,440

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments

July 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Sovereign Debt Obligations - 75.8%
Argentina - 12.1%
Republic of Argentina
ARS	450,000	2.00%		09/30/2014	$155,544
Republic of Argentina (B-)
	4,280,780	5.83		12/31/2033	1,831,108
EUR	407,305	7.82		12/31/2033	467,911
	645,640	1.20	(a)	12/31/2038	279,853
Republic of Argentina (B-/B3)(b)
	$2,185,000	4.01		08/03/2012	2,016,755
Republic of Argentina (D/Ca)
	1,500,000	9.75		09/19/2027	450,000
EUR	400,000	9.00		05/24/2049	143,312
Republic of Argentina (Ca)
	800,000	11.75		05/20/2011	144,812

					5,489,295

Brazil – 9.4%
Federal Republic of Brazil (BB-/B1)
	$452,947	4.31	(b)	04/15/2012	438,815
	200,000	10.50		07/14/2014	232,100
	610,000	8.75		02/04/2025	614,575
	240,000	10.13		05/15/2027	273,000
	220,000	8.25		01/20/2034	209,660
	2,140,000	11.00		08/17/2040	2,514,500

					4,282,650

Colombia – 2.9%
Republic of Colombia (BB/Ba2)
	1,115,000	10.38		01/28/2033	1,312,913

Croatia(b) – 0.1%
Republic of Croatia (BBB/Baa3)
	35,000	4.75		07/31/2010	35,053

Dominican Republic – 1.5%
Dominican Republic (B/B3)
	50,000	9.50		09/27/2011	54,000
	593,954	9.04		01/23/2018	625,136

					679,136

Ecuador(a) – 2.6%
Republic of Ecuador (CCC+/Caa1)
	1,395,000	8.00		08/15/2030	1,199,700

El Salvador – 3.5%
Republic of El Salvador (BB+/Baa3)
	880,000	8.25		04/10/2032	950,400
	610,000	7.65		06/15/2035	616,100

					1,566,500

Guatemala – 4.0%
Republic of Guatemala (BB-/Ba2)
	380,000	10.25		11/08/2011	459,800
	330,000	9.25		08/01/2013	393,525
	350,000	8.13	(c)	10/06/2019	386,916
	535,000	8.13	(c)(d)	10/06/2019	584,488

					1,824,729

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Sovereign Debt Obligations – (continued)
Indonesia(b) – 0.4%
Republic of Indonesia
	$200,000	4.81%		01/25/2006	$198,000

Israel – 2.0%
Government of Israel (A2)
ILS	570,000	10.00		05/31/2012	155,467
	3,180,000	7.50		03/31/2014	768,799

					924,266

Ivory Coast – 0.5%
Ivory Coast
	$1,225,500	2.00		03/30/2018	238,973

Jamaica – 0.5%
Government of Jamaica (B/B1)
	210,000	9.00		06/02/2015	212,625

Lebanon(b) – 1.1%
Republic of Lebanon MTN (B-)
	100,000	6.77		11/30/2009	99,500
Republic of Lebanon MTN (B-)(d)
	400,001	6.77		11/30/2009	404,000

					503,500

Mexico – 4.7%
United Mexican States (Baa1)
MXN	24,155,000	8.00		12/19/2013	2,110,576

Nigeria(a) – 2.2%
Central Bank of Nigeria
	$1,000,000	6.25		11/15/2020	990,000

Panama – 2.5%
Republic of Panama (BB/Ba1)
	605,000	9.38		01/16/2023	750,200
	300,000	8.88		09/30/2027	359,250

					1,109,450

Peru – 4.5%
Republic of Peru (BB/Ba3)
EUR	780,000	7.50		10/14/2014	1,075,747
	$835,000	8.38		05/03/2016	943,550

					2,019,297

Philippines – 4.0%
Republic of Philippines (BB-/B1)
	395,000	9.38	(c)	01/18/2012	420,675
	80,000	9.00		02/15/2013	83,696
	350,000	8.88		03/17/2015	362,670
	330,000	9.88		01/15/2019	354,750
	50,000	9.50	(c)	10/21/2024	53,375
	550,000	9.50		02/02/2030	554,455

					1,829,621

Poland – 1.2%
Republic of Poland (A-/A2)
PLN	1,800,000	6.00		05/24/2009	555,778

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Sovereign Debt Obligations – (continued)
Russia(a) – 4.6%
Russian Federation (BBB-/Baa3)
	$1,895,000	5.00%	03/31/2030	$2,098,712

Turkey – 4.2%
Republic of Turkey (BB-/B1)
	200,000	11.75	06/15/2010	247,750
	1,180,000	11.88	01/15/2030	1,677,370

				1,925,120

Ukraine – 1.3%
Ukraine Government (BB-/B1)
	93,338	11.00	03/15/2007	98,121
	340,000	7.34 (b)	08/05/2009	368,050
	130,000	7.65	06/11/2013	143,000

				609,171

Uruguay – 1.5%
Republic of Uruguay (B/B3)
	640,000	9.25	05/17/2017	690,400

Venezuela – 4.5%
Republic of Venezuela (B/B2)
	290,000	10.75	09/19/2013	336,690
EUR	350,000	7.00	03/16/2015	425,206
	$100,000	7.65	04/21/2025	89,450
	1,160,000	9.25	09/15/2027	1,208,140

				2,059,486

TOTAL SOVEREIGN DEBT OBLIGATIONS				$34,464,951

Corporate Debt Obligation – 14.4%
Germany – 9.9%
Gazprom OAO (BB-)
	$1,700,000	9.63%	03/01/2013	$2,069,070
Gazstream SA (BB-/Baa2)(d)
	500,000	5.63	07/22/2013	501,875
Aries Vermogensverwaltng (BBB-/Ba2)
	1,500,000	9.60	10/25/2014	1,925,550

				4,496,495

United States – 2.1%
Pemex Project Funding Master Trust (BBB/Baa1)
	1,000,000	5.75	12/15/2015	980,500

Venezuela(d) – 2.4%
Petrozuata Finance, Inc. (B+/Ba3)
	1,097,343	7.63	04/01/2009	1,086,370

TOTAL CORPORATE DEBT OBLIGATION				$6,563,365

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 90.2%				$41,028,316

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Repurchase Agreement(e) – 9.5%
United States – 9.5%
Joint Repurchase Agreement Account II
$4,300,000	3.31%	08/01/2005	$4,300,000
Maturity Value: $4,301,187

TOTAL INVESTMENTS — 99.7%			$45,328,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

·The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description
$	= U.S. Dollar
ARS	= Argentine Peso
EUR	= Euro Currency
ILS	= Israeli Shekel
MXN	= Mexican Peso
PLN	= Polish Zloty

(a) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2005.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.

(c) Securities with “Call” or “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 2,576,733, which represents approximately 5.7% of net assets as of July 31, 2005.

(e) Joint repurchase agreement was entered into on July 29, 2005.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviation: MTN — Medium-Term Note

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a U.S. or foreign securities exchange (or the Nasdaq system) are valued daily at their last price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Portfolio securities for which accurate market quotations are not readily available or are deemed inaccurate by the Fund’s investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

FOREIGN CURRENCY CONTRACTS — At July 31, 2005, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sales Contracts	Date	Settlement Date	Current Value	Loss

Euro	08/25/2005	$2,480,097	$2,497,276	$17,179
Israeli Shekel	10/21/2005	891,730	902,602	10,872
Mexican Peso	10/14/2005	2,023,954	2,045,168	21,214
Polish Zloty	09/08/2005	543,535	544,738	1,203

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$5,939,316	$5,989,784	$50,468

FUTURES CONTRACTS — At July 31, 2005 the following futures contacts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Short	Month	Market Value	Gain

5 Year U.S. Treasury Notes	(43)	September 2005	$(4,609,734)	$55,333

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $4,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.31%	08/01/2005	$1,000,275,833

Barclays Capital PLC	1,250,000,000	3.32	08/01/2005	1,250,345,833

Deutsche Bank Securities, Inc.	700,000,000	3.32	08/01/2005	700,193,667

Greenwich Capital Markets	400,000,000	3.31	08/01/2005	400,110,333

JP Morgan Securities, Inc.	200,000,000	3.30	08/01/2005	200,055,000

Morgan Stanley & Co.	1,000,000,000	3.31	08/01/2005	1,000,275,833

UBS Warburg LLC	500,000,000	3.30	08/01/2005	500,137,500

Wachovia Capital Markets	500,000,000	3.32	08/01/2005	500,138,333

TOTAL	$5,550,000,000			$5,551,532,333

At July 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.25%, due 09/30/2005 to 03/16/2015; Federal Home Loan Mortgage Association, 0.00% to 9.50%, due 10/25/2005 to 07/01/2035 and Federal National Mortgage Association, 3.55% to 8.50%, due 11/16/2007 to 08/01/2035.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$43,730,971

Gross unrealized gain	1,751,499
Gross unrealized loss	(154,154)

Net unrealized security gain	$1,597,345

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date September 29, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.